Schedule of Ownership Change (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Tax Loss Carryovers	$ 78,484,610	$ 37,379,170
June 30, 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual Limitation	3,458
Tax Loss Carryovers	18,336,999	18,336,999
August 30, 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual Limitation	16,523
Tax Loss Carryovers	222,627	222,627
June 5, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual Limitation	1,245,671
Tax Loss Carryovers	$ 32,207,053